Note 14 - Stock Compensation Plans - Summary of Option Activity (Details) - Share-Based Payment Arrangement, Option [Member] - The Option Plan and Stock Incentive Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Outstanding (in shares)	195,936
Outstanding, weighted average (in dollars per share)	$ 11.24
Outstanding at end of period, weighted average remaining contractual life (Year)	8 years 7 months 6 days	3 years 6 months
Granted, number of shares (in shares)	132,500
Granted, weighted average exercise price (in dollars per share)	$ 18
Granted, weighted average remaining contractual life (Year)	9 years 3 months 18 days
Exercised, number of shares (in shares)	(104,403)
Exercised, weighted average exercise price (in dollars per share)	$ 9.65
Forfeited, number of shares (in shares)	0
Forfeited, weighted average exercise price (in dollars per share)	$ 0
Outstanding (in shares)	224,033	195,936
Outstanding, weighted average (in dollars per share)	$ 15.98	$ 11.24
Exercisable at the end of the period (in shares)	91,533
Exercisable at end of period, weighted average exercise price (in dollars per share)	$ 13.3
Exercisable at end of period, weighted average remaining contractual life (Year)	4 years 4 months 24 days